Lease liability (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Variable payments	$ 473	$ 528
Variable maturity term	$ 6	$ 54
Variable lease to fixed payments percentage	11.00%	14.00%